Reclamation Provision - Disclosure of changes to the reclamation and closure provision during year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring provision [abstract]
Balance, beginning of year	$ 4,590	$ 2,713
Accretion of reclamation provision	493	243
Revisions in estimates and obligations	772	1,634
Balance, end of year	$ 5,855	$ 4,590